Note 3 - Financial Statement Preparation	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
3.	FINANCIAL STATEMENT PREPARATION

(a)	Statement of compliance with IFRS

These Interim Financial Statements have been prepared in accordance with International Accounting Standard (“IAS”)
34,
Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), utilizing the accounting policies Just Energy outlined in its
March 31, 2018
annual audited consolidated financial statements. Accordingly, certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the IASB, have been omitted or condensed.

(b)	Basis of presentation and interim reporting

These Interim Financial Statements should be read in conjunction with and follow the same accounting policies and methods of application as those used in the annual audited consolidated financial statements for the years ended
March 31, 2018
and
2017
except for the adoption of IFRS
9
and
15
as discussed in Note
6.

The Interim Financial Statements are presented in Canadian dollars, the functional currency of Just Energy, and all values are rounded to the nearest thousand, except where otherwise indicated. The Interim Financial Statements are prepared on a going concern basis under the historical cost convention, except for certain financial assets and liabilities which are stated at fair value.

The interim operating results are
not
necessarily indicative of the results that
may
be expected for the full year ending
March 31, 2019,
due to seasonal variations resulting in fluctuations in quarterly results. Gas consumption by customers is typically highest in
October
through
March
and lowest in
April
through
September.
Electricity consumption is typically highest in
January
through
March
and
July
through
September.
Electricity consumption is lowest in
October
through
December
and
April
through
June.

(c)	Principles of consolidation

The Interim Financial Statements include the accounts of Just Energy and its directly or indirectly owned subsidiaries and affiliates as at
December 31, 2018.
Subsidiaries and affiliates are consolidated from the date of acquisition and control, and continue to be consolidated until the date that such control ceases. The financial statements of the subsidiaries and affiliates are prepared for the same reporting period as Just Energy, using consistent accounting policies. All intercompany balances, sales, expenses and unrealized gains and losses resulting from intercompany transactions are eliminated on consolidation.